FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Classification of Direct Loans and Allowances of Loans (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021	[2]
Direct loans and allowances [Abstract]
Gross	S/ 143,483,254		S/ 147,190,269
Less: Allowance for loan losses	8,277,916	[1]	7,872,402	[1],[2]	S/ 8,477,308
Total, net	135,205,338		139,317,867
Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	116,289,508		115,037,167
Less: Allowance for loan losses	1,176,682		1,203,345
Total, net	115,112,826		113,833,822
Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	16,275,600		21,484,461
Less: Allowance for loan losses	1,382,554		1,596,693
Total, net	14,893,046		19,887,768
Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	10,918,146		10,668,641
Less: Allowance for loan losses	5,718,680		5,072,364
Total, net	5,199,466		5,596,277
Neither Past Due Nor Impaired [Member]
Direct loans and allowances [Abstract]
Gross	127,986,359		132,442,325
Past Due but Not Impaired [Member]
Direct loans and allowances [Abstract]
Gross	4,578,748		4,079,303
Impaired [Member]
Direct loans and allowances [Abstract]
Gross	10,918,147		10,668,641
Commercial Loans [Member]
Direct loans and allowances [Abstract]
Gross	76,820,401		81,668,900
Less: Allowance for loan losses	3,215,552		3,253,601
Total, net	73,604,849		78,415,299
Commercial Loans [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	65,950,398		67,689,627
Less: Allowance for loan losses	489,706		503,651
Total, net	65,460,692		67,185,976
Commercial Loans [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	4,769,861		7,539,513
Less: Allowance for loan losses	394,868		489,381
Total, net	4,374,993		7,050,132
Commercial Loans [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	6,100,142		6,439,760
Less: Allowance for loan losses	2,330,978		2,260,569
Total, net	3,769,164		4,179,191
Commercial Loans [Member] | Neither Past Due Nor Impaired [Member]
Direct loans and allowances [Abstract]
Gross	69,089,455		73,733,770
Commercial Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	65,012,678		66,885,472
Commercial Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	4,076,777		6,848,298
Commercial Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	0		0
Commercial Loans [Member] | Past Due but Not Impaired [Member]
Direct loans and allowances [Abstract]
Gross	1,630,804		1,495,370
Commercial Loans [Member] | Past Due but Not Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	937,720		804,155
Commercial Loans [Member] | Past Due but Not Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	693,084		691,215
Commercial Loans [Member] | Past Due but Not Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	0		0
Commercial Loans [Member] | Impaired [Member]
Direct loans and allowances [Abstract]
Gross	6,100,142		6,439,760
Commercial Loans [Member] | Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	0		0
Commercial Loans [Member] | Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	0		0
Commercial Loans [Member] | Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	6,100,142		6,439,760
Residential Mortgage Loans [Member]
Direct loans and allowances [Abstract]
Gross	24,176,919		23,235,575
Less: Allowance for loan losses	960,620		968,148
Total, net	23,216,299		22,267,427
Residential Mortgage Loans [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	19,150,071		18,640,433
Less: Allowance for loan losses	54,102		83,536
Total, net	19,095,969		18,556,897
Residential Mortgage Loans [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	3,558,101		3,207,082
Less: Allowance for loan losses	121,257		126,834
Total, net	3,436,844		3,080,248
Residential Mortgage Loans [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	1,468,747		1,388,060
Less: Allowance for loan losses	785,261		757,778
Total, net	683,486		630,282
Residential Mortgage Loans [Member] | Neither Past Due Nor Impaired [Member]
Direct loans and allowances [Abstract]
Gross	21,543,102		20,961,268
Residential Mortgage Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	18,590,194		18,213,711
Residential Mortgage Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	2,952,908		2,747,557
Residential Mortgage Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	0		0
Residential Mortgage Loans [Member] | Past Due but Not Impaired [Member]
Direct loans and allowances [Abstract]
Gross	1,165,070		886,247
Residential Mortgage Loans [Member] | Past Due but Not Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	559,877		426,722
Residential Mortgage Loans [Member] | Past Due but Not Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	605,193		459,525
Residential Mortgage Loans [Member] | Past Due but Not Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	0		0
Residential Mortgage Loans [Member] | Impaired [Member]
Direct loans and allowances [Abstract]
Gross	1,468,747		1,388,060
Residential Mortgage Loans [Member] | Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	0		0
Residential Mortgage Loans [Member] | Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	0		0
Residential Mortgage Loans [Member] | Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	1,468,747		1,388,060
Micro-Business Loans [Member]
Direct loans and allowances [Abstract]
Gross	22,425,750		22,372,293
Less: Allowance for loan losses	2,067,129		1,969,888
Total, net	20,358,621		20,402,405
Micro-Business Loans [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	15,992,994		13,364,592
Less: Allowance for loan losses	347,783		315,837
Total, net	15,645,211		13,048,755
Micro-Business Loans [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	4,630,184		7,266,262
Less: Allowance for loan losses	431,278		540,906
Total, net	4,198,906		6,725,356
Micro-Business Loans [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	1,802,572		1,741,439
Less: Allowance for loan losses	1,288,068		1,113,145
Total, net	514,504		628,294
Micro-Business Loans [Member] | Neither Past Due Nor Impaired [Member]
Direct loans and allowances [Abstract]
Gross	19,591,376		19,581,178
Micro-Business Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	15,728,517		13,128,339
Micro-Business Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	3,862,859		6,452,839
Micro-Business Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	0		0
Micro-Business Loans [Member] | Past Due but Not Impaired [Member]
Direct loans and allowances [Abstract]
Gross	1,031,802		1,049,676
Micro-Business Loans [Member] | Past Due but Not Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	264,477		236,253
Micro-Business Loans [Member] | Past Due but Not Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	767,325		813,423
Micro-Business Loans [Member] | Past Due but Not Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	0		0
Micro-Business Loans [Member] | Impaired [Member]
Direct loans and allowances [Abstract]
Gross	1,802,572		1,741,439
Micro-Business Loans [Member] | Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	0		0
Micro-Business Loans [Member] | Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	0		0
Micro-Business Loans [Member] | Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	1,802,572		1,741,439
Consumer Loans [Member]
Direct loans and allowances [Abstract]
Gross	20,060,184		19,913,501
Less: Allowance for loan losses	2,034,615		1,680,765
Total, net	18,025,569		18,232,736
Consumer Loans [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	15,196,045		15,342,515
Less: Allowance for loan losses	285,091		300,321
Total, net	14,910,954		15,042,194
Consumer Loans [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	3,317,454		3,471,604
Less: Allowance for loan losses	435,151		439,572
Total, net	2,882,303		3,032,032
Consumer Loans [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	1,546,685		1,099,382
Less: Allowance for loan losses	1,314,373		940,872
Total, net	232,312		158,510
Consumer Loans [Member] | Neither Past Due Nor Impaired [Member]
Direct loans and allowances [Abstract]
Gross	17,762,427		18,166,109
Consumer Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	14,934,631		15,136,571
Consumer Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	2,827,796		3,029,538
Consumer Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	0		0
Consumer Loans [Member] | Past Due but Not Impaired [Member]
Direct loans and allowances [Abstract]
Gross	751,072		648,010
Consumer Loans [Member] | Past Due but Not Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	261,414		205,944
Consumer Loans [Member] | Past Due but Not Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	489,658		442,066
Consumer Loans [Member] | Past Due but Not Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	0		0
Consumer Loans [Member] | Impaired [Member]
Direct loans and allowances [Abstract]
Gross	1,546,685		1,099,382
Consumer Loans [Member] | Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	0		0
Consumer Loans [Member] | Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	0		0
Consumer Loans [Member] | Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	S/ 1,546,685		S/ 1,099,382

[1]	As of December 31, 2023, and 2022, the allowance for loan losses for direct loans, indirect loans and due from customers on banker’s acceptances, was determined under the expected credit loss model as established in IFRS 9. The movement in the allowance for loan losses is shown below for direct loans and indirect loans and due from customers on banker’s acceptances:
[2]	See note 3(b).